                                                                                    October 5, 2004

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

            Re:  Evergreen Equity Trust (the "Trust")

                        Evergreen Market Index Fund

                        Evergreen Market Index Growth Fund

                        Evergreen Market Index Value Fund (collectively, the “Funds”)

                          Form N-1A, Nos: 333-37453/811-08413

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and Statement of Additional Information for the Funds that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information for the Funds contained in the Trust's most recent post-effective amendment   (Post-Effective Amendment No. 71 to Registration Statement Nos. 333-37453/811-08413)  (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on September 30, 2004.

            If you have any questions or would like further information, please call me at (617) 210-3687.

                                                                                    Very truly yours,

                                                                                    /s/ Regina Brown

                                                                                    Regina Brown